SHARE CAPITAL (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
SCHEDULE OF WEIGHTED AVERAGE ASSUMPTION FOR WARRANTS

The Company recorded a share purchase warrants reserve of $639,879 based on the Black-Scholes option pricing model and the following input assumptions:

Weighted average fair value of warrants issued on October 4, 2021	$1.60
Risk-free interest rate	1.33%
Estimated life	2 years
Expected volatility	100.13%
Expected dividend yield	0%

SCHEDULE OF STOCK OPTIONS OUTSTANDING

A summary of the stock options outstanding for the nine months ended September 30, 2024 are summarized as follows:

	Number of Options	Weighted Average Exercise Price
Outstanding at January 1, 2023	190	4,554.3
Granted during the period	31	6,847.6
Exercised during the period	-	-

Outstanding at December 31, 2023	221	$4,877.3
Granted during the period	201	1,711.9
Cancelled during the period	(376)	3,451

Outstanding at September 30, 2024	46	2,648.6
Exercisable at September 30, 2024	46	$2,648.6

A summary of the stock options outstanding for the year ended December 31, 2023 are summarized as follows:

Pre reverse split:

	Number of Options	Weighted Average Exercise Price
Outstanding at January 1, 2021	-	-
Granted during the period	1,135,000	$1.09
Exercised during the period	(60.000)	$0.82
Cancelled during the period	(180,000)	$0.82
Outstanding at December 31, 2021	895,000	$1.16
Granted during the period	10,000	$6.20
Exercised during the period	(290,000)	$0.82
Cancelled during the period	-	$-
Outstanding at December 31, 2022	615,000	$1.41
Granted during the period	100,000	$2.12
Outstanding at December 31, 2023	715,000	$1.51
Exercisable at December 31, 2023	667,500	$1.47

Post reverse split:

	Number of Options	Weighted Average Exercise Price
Outstanding at January 1, 2021	-	-
Granted during the period	5,974	$207.1
Exercised during the period	(315)	$155.8
Cancelled during the period	(948)	$155.8
Outstanding at December 31, 2021	4,711	$220.4
Granted during the period	53	$1,178
Exercised during the period	(1,527)	$155.8
Cancelled during the period	-	$-
Outstanding at December 31, 2022	3,237	$267.9
Granted during the period	526	$402.8
Outstanding at December 31, 2023	3,763	$286.9
Exercisable at December 31, 2023	3,513	$279.3

SCHEDULE OF ADDITIONAL STOCK OPTIONS OUTSTANDING

Additional information regarding stock options outstanding as of September 30, 2024, is as follows:

Outstanding		Exercisable
Number of stock options	Weighted average remaining contractual life (years)	Weighted Average Exercise Price	Number of stock options	Weighted Average Exercise Price

46	1.50	$2,648.6	46	$2,648.6

46	1.50	$2,648.6	46	$2,648.6

Additional information regarding stock options outstanding as of December 31, 2023, is as follows:

Pre reverse split:

Outstanding			Exercisable
Number of stock options	Weighted average remaining contractual life (years)	Weighted Average Exercise Price	Number of stock options	Weighted Average Exercise Price

250,000	2.25	$0.82	250,000	$0.82
240,000	2.50	$1.22	240,000	$1.22
115,000	2.83	$2.65	115,000	$2.65
10,000	3.50	$6.20	10,000	$6.20
10,000	4.33	$3.82	7,500	$3.82
90,000	4.58	$1.93	45,000	$1.93

715,000	2.77	$1.51	667,500	$1.47

Post reverse split:

Outstanding			Exercisable
Number of stock options	Weighted average remaining contractual life (years)	Weighted Average Exercise Price	Number of stock options	Weighted Average Exercise Price

1,316	2.25	$155.8	1,316	$155.8
1,263	2.50	$231.8	1,263	$231.8
605	2.83	$503.5	605	$503.5
53	3.50	$1,178	53	$1,178
53	4.33	$725.8	39	$725.8
473	4.58	$366.7	237	$366.7

3,763	2.77	$286.9	3,513	$279.3

SCHEDULE OF WEIGHTED AVERAGE ASSUMPTIONS

Details of the fair value of options granted and the assumptions used in the Black-Scholes option pricing model are as follows:

	2024	2023
Weighted average fair value of options granted	$0.57	$1.61
Risk-free interest rate	3.4%	3.76%
Estimated life (in years)	5	5
Expected volatility	108.75%	100.64%
Expected dividend yield	0%	0%

Details of the fair value of options granted and the assumptions used in the Black-Scholes option pricing model are as follows:

	2023	2022
Weighted average fair value of options granted	$1.61	$3.96
Risk-free interest rate	3.76%	3.56%
Estimated life (in years)	5	5
Expected volatility	100.64%	75.91%
Expected dividend yield	0%	0%